Credit Risk - Movement in gross exposure for loans and advances at amortised cost - footnotes narrative (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2022
Financial guarantee contracts
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Post write-off recoveries	£ 20		£ 15
Net release in ECL	11		216
Home loans | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	11,603		10,985
Home loans | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	10,451		9,752
Home loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	479		618
Home loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	673		615
Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	32,571		25,960
Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	29,261		23,406
Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2,511		1,991
Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	799		563
Wholesale loans | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	135,924		108,314
Wholesale loans | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	124,114		95,059
Wholesale loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	11,357		12,769
Wholesale loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	453		486
Loans and advances | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross write-offs	560	£ 606
Post write-off recoveries	20	15
Net write-offs	540	£ 591
Financial assets	180,098		145,259
Loans and advances | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	163,826		128,217
Loans and advances | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	14,347		15,378
Loans and advances | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,925		1,664
Impairment allowance | Home loans | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Business activity in the year	2
Gross write-offs	(10)
Financial assets	(369)		(386)
Increase (decrease) through changes in models or risk parameters, financial assets	0
Impairment allowance | Home loans | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Business activity in the year	2
Gross write-offs	0
Financial assets	(10)		(8)
Increase (decrease) through changes in models or risk parameters, financial assets	0
Impairment allowance | Home loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Business activity in the year	0
Gross write-offs	0
Financial assets	(16)		(35)
Increase (decrease) through changes in models or risk parameters, financial assets	0
Impairment allowance | Home loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Business activity in the year	0
Gross write-offs	(10)
Financial assets	(343)		(343)
Increase (decrease) through changes in models or risk parameters, financial assets	0
Impairment allowance | Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Business activity in the year	348
Gross write-offs	(364)
Financial assets	(2,383)		(2,302)
Increase (decrease) through changes in models or risk parameters, financial assets	(326)
Impairment allowance | Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Business activity in the year	331
Gross write-offs	0
Financial assets	(679)		(605)
Increase (decrease) through changes in models or risk parameters, financial assets	(43)
Impairment allowance | Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Business activity in the year	15
Gross write-offs	0
Financial assets	(821)		(791)
Increase (decrease) through changes in models or risk parameters, financial assets	(187)
Impairment allowance | Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Business activity in the year	2
Gross write-offs	(364)
Financial assets	(883)		(906)
Increase (decrease) through changes in models or risk parameters, financial assets	(96)
Impairment allowance | Wholesale loans | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Business activity in the year	41
Gross write-offs	(186)
Financial assets	(698)		(811)
Increase (decrease) through changes in models or risk parameters, financial assets	0
Impairment allowance | Wholesale loans | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Business activity in the year	28
Gross write-offs	0
Financial assets	(246)		(183)
Increase (decrease) through changes in models or risk parameters, financial assets	0
Impairment allowance | Wholesale loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Business activity in the year	13
Gross write-offs	0
Financial assets	(198)		(193)
Increase (decrease) through changes in models or risk parameters, financial assets	0
Impairment allowance | Wholesale loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Business activity in the year	0
Gross write-offs	(186)
Financial assets	(254)		(435)
Increase (decrease) through changes in models or risk parameters, financial assets	0
Impairment allowance | Loans and advances | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(3,450)		(3,499)
Impairment allowance | Loans and advances | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(935)		(796)
Impairment allowance | Loans and advances | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(1,035)		(1,019)
Impairment allowance | Loans and advances | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(1,480)		(1,684)
Impairment allowance | Impairment charge on other financial assets4
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(138)		(104)
Impairment allowance | Impairment charge on other financial assets4 | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(7)		(4)
Impairment allowance | Impairment charge on other financial assets4 | Stage 1 | Provision for credit commitments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(7)		(4)
Impairment allowance | Financial assets at fair value through other comprehensive income | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(2)		0
Impairment allowance | Other assets | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(129)		(100)
Gross exposure | US cards | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Business activity in the year	2,700
Gross exposure | Home loans | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Business activity in the year	1,185
Gross write-offs	10
Financial assets	11,972		11,371
Increase (decrease) through changes in models or risk parameters, financial assets	0
Gross exposure | Home loans | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Business activity in the year	1,185
Gross write-offs	0
Financial assets	10,461		9,760
Increase (decrease) through changes in models or risk parameters, financial assets	0
Gross exposure | Home loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Business activity in the year	0
Gross write-offs	0
Financial assets	495		653
Increase (decrease) through changes in models or risk parameters, financial assets	0
Gross exposure | Home loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Business activity in the year	0
Gross write-offs	10
Financial assets	1,016		958
Increase (decrease) through changes in models or risk parameters, financial assets	0
Gross exposure | Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Business activity in the year	6,228
Gross write-offs	364
Financial assets	34,954		28,262
Increase (decrease) through changes in models or risk parameters, financial assets	0
Decrease through disposal, financial assets	200
Gross exposure | Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Business activity in the year	6,041
Gross write-offs	0
Financial assets	29,940		24,011
Increase (decrease) through changes in models or risk parameters, financial assets	0
Gross exposure | Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Business activity in the year	174
Gross write-offs	0
Financial assets	3,332		2,782
Increase (decrease) through changes in models or risk parameters, financial assets	0
Gross exposure | Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Business activity in the year	13
Gross write-offs	364
Financial assets	1,682		1,469
Increase (decrease) through changes in models or risk parameters, financial assets	0
Gross exposure | Wholesale loans | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Business activity in the year	26,558
Gross write-offs	186
Financial assets	136,622		109,125
Increase (decrease) through changes in models or risk parameters, financial assets	0
Gross exposure | Wholesale loans | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Business activity in the year	24,929
Gross write-offs	0
Financial assets	124,360		95,242
Increase (decrease) through changes in models or risk parameters, financial assets	0
Gross exposure | Wholesale loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Business activity in the year	1,628
Gross write-offs	0
Financial assets	11,555		12,962
Increase (decrease) through changes in models or risk parameters, financial assets	0
Gross exposure | Wholesale loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Business activity in the year	1
Gross write-offs	186
Financial assets	707		921
Increase (decrease) through changes in models or risk parameters, financial assets	0
Gross exposure | Loans and advances | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	183,548		148,758
Gross exposure | Loans and advances | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	164,761		129,013
Gross exposure | Loans and advances | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	15,382		16,397
Gross exposure | Loans and advances | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,405		3,348
Gross exposure | Impairment charge on other financial assets4
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	173,900		135,500
Gross exposure | Impairment charge on other financial assets4 | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	172,100		135,300
Gross exposure | Impairment charge on other financial assets4 | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	129		100
Gross exposure | Impairment charge on other financial assets4 | Lifetime expected credit losses | Stage 3 | Provision for credit commitments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	133			£ 100
Gross exposure | Financial assets at fair value through other comprehensive income | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,700		65
Gross exposure | Other assets | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	129		100
Gross exposure | Other assets | Lifetime expected credit losses | Stage 3 | Provision for credit commitments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 133		£ 100